Operating Leases (Tables)	12 Months Ended
Dec. 31, 2025
Operating Leases [Abstract]
Schedule of Lease Cost

The components of lease expense were as follows:

	For the Years Ended December 31,
	2025	2024	2023
Operating lease cost	$944,333	$585,683	$212,480
Short-term lease costs	-	-	-
Total lease cost	$944,333	$585,683	$212,480

Supplemental cash flow information related to leases was as follows:

	For the Years Ended December 31,
	2025	2024	2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flow from operating leases	$924,082	$525,993	$240,000

Weighted-average remaining lease term	4.34 years	4.74 years	4.0 years
Weighted-average discount rate	3.68%	4.75%	3.50%

Supplemental balance sheet information related to leases was as follows:

	As of December 31,
	2025	2024
Operating lease right-of-use assets	$3,787,265	$2,175,456
Total lease right-of-use assets	3,787,265	2,175,456

Operating lease liabilities, current	921,524	486,121
Operating lease liabilities, non-current	2,860,197	1,738,371
Total operating lease liabilities	$3,781,721	$2,224,492

Schedule of Maturity of our Operating Lease Liabilities

The following table summarizes the maturity of our operating lease liabilities as of December 31, 2025:

2026	1,042,151
2027	980,113
2028	748,703
2029	750,322
2030	470,564
Thereafter	102,786
Total	4,094,639
Less: Imputed interest	(312,918)
Total operating lease liabilities	$3,781,721